INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Deferred tax asset
Accrued expenses	₽ 5,628	$ 75.8	₽ 4,131
Net operating loss carryforward	17,740	238.8	10,214
Intangible assets	1,658	22.3	946
Property and equipment	454	6.1	468
Content assets			59
Operating lease liabilities	6,956	93.6	3,407
Finance lease liabilities	3,364	45.3	180
Other	955	12.8	159
Total deferred tax asset	36,755	494.7	19,564
Valuation allowance	(12,482)	(168.0)	(7,763)	$ (104.5)	₽ (3,828)	₽ (1,717)
Total deferred tax asset, net of valuation allowance	24,273	326.7	11,801
Deferred tax liability
Convertible debt discount	(2,299)	(30.9)	(2,081)
Property and equipment	(2,829)	(38.1)	(2,570)
Intangible assets	(3,542)	(47.7)	(3,717)
Content assets	(1,213)	(16.3)	(652)
Unremitted earnings	(1,224)	(16.5)	(1,875)
Deferred expenses	(114)	(1.5)	(165)
Allowance for doubtful accounts	(25)	(0.3)	(3)
Operating lease assets	(6,532)	(87.9)	(2,319)
Finance lease assets	(3,289)	(44.3)	(119)
Other	(570)	(7.7)	(366)
Total deferred tax liability	(21,637)	(291.2)	(13,867)
Net deferred tax (liability)/asset	2,636	35.5
Net deferred tax liability			(2,066)
Net deferred tax assets	5,625	75.7	1,639
Net deferred tax liabilities	₽ (2,989)	$ (40.2)	₽ (3,705)